Provisions - Summary Of Changes In Provisions On Unused Loan Commitments (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	₩ 545,865
Changes in provisions for credit commitment [Abstract]
Ending balance	806,031	$ 624,346	₩ 545,865
Provisions for unused loan commitments
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	106,033		112,296	₩ 122,155
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	0		0	0
Transfer to expected credit loss for the entire period	0		0	0
Transfer to credit-impaired financial assets	0		0	0
Net provision for (reversal of) unused amount	29,283		(6,332)	(9,991)
Others	19		69	132
Ending balance	135,335		106,033	112,296
Provisions for unused loan commitments | Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	67,640		67,440	63,240
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	19,492		14,349	15,522
Transfer to expected credit loss for the entire period	(3,631)		(2,619)	(2,338)
Transfer to credit-impaired financial assets	(183)		(197)	(110)
Net provision for (reversal of) unused amount	25,438		(11,402)	(9,005)
Others	19		69	131
Ending balance	108,775		67,640	67,440
Provisions for unused loan commitments | Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	38,188		44,536	55,726
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(19,458)		(14,217)	(14,965)
Transfer to expected credit loss for the entire period	3,670		2,648	3,129
Transfer to credit-impaired financial assets	(263)		(306)	(226)
Net provision for (reversal of) unused amount	4,191		5,527	871
Others	0		0	1
Ending balance	26,328		38,188	44,536
Provisions for unused loan commitments | Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	205		320	3,189
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(34)		(132)	(557)
Transfer to expected credit loss for the entire period	(39)		(29)	(791)
Transfer to credit-impaired financial assets	446		503	336
Net provision for (reversal of) unused amount	(346)		(457)	(1,857)
Others	0		0	0
Ending balance	₩ 232		₩ 205	₩ 320